DERIVATIVE INSTRUMENTS - Disclosure of derivative transactions (Details) $ in Thousands, lb in Millions, l in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) lb $ / Pound l	Dec. 31, 2023 CAD ($) lb $ / Pound l
Copper collar [Member]
Disclosure of detailed information about financial instruments [line items]
Quantity | lb	54.0
Period	H1 2025
Cost | $	$ 2,563
Copper collar [Member] | Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Strike price	4
Copper collar [Member] | Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Strike price	5
Fuel call options [Member]
Disclosure of detailed information about financial instruments [line items]
Quantity | l	18
Strike price	0.65
Period	H1 2025
Cost | $	$ 561
Jan 2023 [Member] | Copper collar [Member]
Disclosure of detailed information about financial instruments [line items]
Quantity | lb		42.0
Period		Jul 2023 - Dec 2023
Jan 2023 [Member] | Copper collar [Member] | Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Strike price		3.75
Jan 2023 [Member] | Copper collar [Member] | Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Strike price		4.7
Oct 2023 [Member] | Copper put [Member]
Disclosure of detailed information about financial instruments [line items]
Quantity | lb		21.0
Strike price		3.25
Period		Jan 2024 - Mar 2024
Cost | $		$ 1,632
Nov 2023 [Member] | Copper put [Member]
Disclosure of detailed information about financial instruments [line items]
Quantity | l		21
Strike price		3.25
Period		Apr 2024 - Jun 2024
Cost | $		$ 1,556
Jan 2023 [Member] | Fuel call options [Member]
Disclosure of detailed information about financial instruments [line items]
Quantity | l		12
Strike price		1
Period		Jul 2023 - Dec 2023
Cost | $		$ 941
Mar 2024 [Member] | Copper collar [Member]
Disclosure of detailed information about financial instruments [line items]
Quantity | l	42
Period	Jul 2024 - Dec 2024
Cost | $	$ 1,985
Mar 2024 [Member] | Copper collar [Member] | Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Strike price	3.75
Mar 2024 [Member] | Copper collar [Member] | Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Strike price	5
Apr 2024 [Member] | Copper collar [Member]
Disclosure of detailed information about financial instruments [line items]
Quantity | lb	54.0
Period	Jan 2025 - Jun 2025
Cost | $	$ 2,563
Apr 2024 [Member] | Copper collar [Member] | Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Strike price	4
Apr 2024 [Member] | Copper collar [Member] | Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Strike price	5
Apr 2024 [Member] | Copper collar [Member]
Disclosure of detailed information about financial instruments [line items]
Quantity | lb	54.0
Period	Jul 2025 - Dec 2025
Cost | $	$ 2,222
Apr 2024 [Member] | Copper collar [Member] | Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Strike price	4
Apr 2024 [Member] | Copper collar [Member] | Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Strike price	5.4
Feb 2024 [Member] | Fuel call options [Member]
Disclosure of detailed information about financial instruments [line items]
Quantity | lb	12.5
Strike price	0.79
Period	Feb 2024 - Jun 2024
Cost | $	$ 165
Sept 2024 [Member] | Fuel call options [Member]
Disclosure of detailed information about financial instruments [line items]
Quantity | l	18
Strike price	0.65
Period	Jan 2025 - Jun 2025
Cost | $	$ 561